Loans and Borrowings (Narrative) (Details) € in Thousands	6 Months Ended
Jun. 30, 2018 EUR (€)
Disclosure of Loans and Borrowings [Abstract]
Repaid finance lease obligation	€ 4,226
Repaid bank loan	€ 9,195